10-K Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Class P Interests Activity
The following is a summary of activity related to the unvested Class P Interests:

	2023
	Units	Weighted Average Grant Date Fair Value
Granted and unvested at beginning of period	25,978,125	$0.06
Issued	3,253,208	0.37
Vested	(5,808,233)	0.08
Forfeited	(2,207,291)	0.03
Granted and unvested at end of year	21,215,809	$0.11